Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Credit Opportunities Fund

For the period ended March 31, 2021

Schedule of Investments (unaudited)

March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 96.11%

ASSET-BACKED SECURITIES 16.20%

Automobiles 2.27%
Santander Consumer Auto Receivables Trust 2020-B†	7.03%		8/15/2028		$4,000	$4,279,200
Santander Consumer Auto Receivables Trust 2021-A 2021-AA R†	Zero Coupon		8/15/2028		33	6,194,823	(a)
Total						10,474,023

Credit Cards 1.45%
Continental Finance Credit Card ABS Master Trust 2020-1A C†	5.75%		12/15/2028		6,500	6,675,712

Other 12.48%
Ares XLVI CLO Ltd. 2017-46A E†	5.541% (3 Mo. LIBOR + 5.30%	)#	1/15/2030		250	230,643
Ares XXXVII CLO Ltd. 2015-4A DR†	6.391% (3 Mo. LIBOR + 6.15%	)#	10/15/2030		500	481,141
Bain Capital Credit CLO 2018-1A E†	5.568% (3 Mo. LIBOR + 5.35%	)#	4/23/2031		1,000	910,730
Burnham Park Clo Ltd. 2016-1A ER†	5.624% (3 Mo. LIBOR + 5.40%	)#	10/20/2029		2,000	1,857,667
Cedar Funding IX CLO Ltd. 2018-9A E†	5.574% (3 Mo. LIBOR + 5.35%	)#	4/20/2031		275	252,125
Cedar Funding VIII Clo Ltd. 2017-8A E†	6.573% (3 Mo. LIBOR + 6.35%	)#	10/17/2030		2,750	2,667,834
Dryden 45 Senior Loan Fund 2016-45A ER†	6.091% (3 Mo. LIBOR + 5.85%	)#	10/15/2030		2,000	1,916,345
Dryden 65 CLO Ltd. 2018-65A E†	5.973% (3 Mo. LIBOR + 5.75%	)#	7/18/2030		3,000	2,902,762
Fairstone Financial Issuance Trust I 2020-1A D†(b)	6.873%		10/20/2039	CAD	6,570	5,099,093	(a)
Galaxy XVIII CLO Ltd. 2018-28A E†	6.241% (3 Mo. LIBOR + 6.00%	)#	7/15/2031		$3,550	3,442,402
Lending Funding Trust 2020-2 2020-2A D†	6.77%		4/21/2031		3,335	3,708,668	(a)
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049		5,575	5,809,142
Newtek Small Business Loan Trust 2017-1 B†	3.109% (1 Mo. LIBOR + 3.00%	)#	2/25/2043		58	52,822	(a)
OCP CLO Ltd. 2014-6A DR†	6.746% (3 Mo. LIBOR + 6.52%	)#	10/17/2030		1,000	976,607

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Octagon Investment Partners 40 Ltd. 2019 1A E†	6.684% (3 Mo. LIBOR + 6.46%	)#	4/20/2031	$ 5,700	$5,638,182
Pagaya AI Debt Selection Trust 2020-1 CERT†	Zero Coupon		7/15/2027	2,000	2,066,518	(a)
Pagaya AI Debt Selection Trust 2021-1 2021-1 CERT†	Zero Coupon	#(c)	11/15/2027	2,154	3,500,000	(a)
SCF Equipment Leasing LLC 2021-1A E†	3.56%		8/20/2032	8,000	7,904,246
Signal Peak CLO 5 Ltd. 2017-5A E†	5.868% (3 Mo. LIBOR + 5.65%	)#	4/25/2031	3,450	3,210,679
TCI-Symphony CLO 2017-1 Ltd. 2017-1A E†	6.691% (3 Mo. LIBOR + 6.45%	)#	7/15/2030	5,189	5,021,039
Total					57,648,645
Total Asset-Backed Securities (cost $71,617,732)					74,798,380

				Shares
				(000)

COMMON STOCKS 0.28%

Specialty Retail 0.26%
Chinos Intermediate				10	34,899
Chinos Intermediate				101	1,153,179
Total					1,188,078

Transportation: Infrastructure/Services 0.02%
ACBL Holdings Corp.				4	87,100	(a)
Total Common Stocks (cost $1,314,356)					1,275,178

				Principal
				Amount
				(000)

CONVERTIBLE BONDS 13.56%

Air Transportation 1.09%
JetBlue Airways Corp.†	0.50%		4/1/2026	$ 4,565	5,038,847

Energy: Exploration & Production 1.25%
Centennial Resource Production LLC	3.25%		4/1/2028	6,000	5,767,800

Integrated Energy 1.23%
Sunrun, Inc.†	Zero Coupon		2/1/2026	6,283	5,674,657

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Pharmaceuticals 1.86%
Canopy Growth Corp.†(b)	4.25%	7/15/2023	CAD	4,732	$4,292,576
Insmed, Inc.	1.75%	1/15/2025		$3,835	4,287,913
Total					8,580,489

Recreation & Travel 0.99%
Royal Caribbean Cruises Ltd.†	4.25%	6/15/2023		3,250	4,584,125

Software/Services 3.98%
Airbnb, Inc.†	Zero Coupon	3/15/2026		5,000	5,245,000
Booking Holdings, Inc.	0.90%	9/15/2021		3,480	4,087,260
Five9, Inc.†	0.50%	6/1/2025		3,198	4,285,320
Square, Inc.†	Zero Coupon	5/1/2026		4,250	4,757,450
Total					18,375,030

Support: Services 1.16%
Uber Technologies, Inc.†	Zero Coupon	12/15/2025		5,083	5,365,742

Telecommunications: Wireline Integrated & Services 1.16%
21Vianet Group, Inc. (China)†(d)	Zero Coupon	2/1/2026		5,681	5,360,023

Transportation: Infrastructure/Services 0.84%
Scorpio Tankers, Inc.(Monaco)†(d)	3.00%	5/15/2025		3,921	3,862,185
Total Convertible Bonds (cost $60,532,669)					62,608,898

CORPORATE BONDS 43.15%

Air Transportation 4.03%
American Airlines Group, Inc.†	3.75%	3/1/2025		8,250	7,052,347
British Airways 2020-1 Class B Pass Through Trust (United Kingdom)†(d)	8.375%	11/15/2028		4,916	5,607,283
VistaJet Malta Finance plc/XO Management Holding, Inc. (Malta)†(d)	10.50%	6/1/2024		5,433	5,935,552
Total					18,595,182

Auto Loans 1.12%
Mclaren Finance plc(b)	5.00%	8/1/2022	GBP	3,831	5,171,608

Auto Parts: Original Equipment 1.46%
Tenneco, Inc.	5.00%	7/15/2026		$7,150	6,752,281

Automakers 0.06%
Mclaren Finance plc†(b)	5.00%	8/1/2022	GBP	200	269,987

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Building & Construction 0.90%
STL Holding Co. LLC†	7.50%		2/15/2026		$4,000	$4,170,000

Chemicals 1.23%
Tianqi Finco Co. Ltd.	3.75%		11/28/2022		6,750	5,670,945

Diversified Capital Goods 1.99%
General Electric Co.	3.514% (3 Mo. LIBOR + 3.33%	)#	–	(e)	6,067	5,740,899
Granite US Holdings Corp.†	11.00%		10/1/2027		3,062	3,460,060
Total						9,200,959

Electric: Generation 1.26%
Talen Energy Supply LLC	6.50%		6/1/2025		7,250	5,836,250

Energy: Exploration & Production 8.23%
Berry Petroleum Co. LLC†	7.00%		2/15/2026		4,936	4,784,835
Callon Petroleum Co.	6.375%		7/1/2026		3,250	2,575,625
Callon Petroleum Co.†	9.00%		4/1/2025		6,000	6,101,280
Centennial Resource Production LLC†	5.375%		1/15/2026		2,092	1,844,882
Centennial Resource Production LLC†	6.875%		4/1/2027		5,718	5,099,741
Laredo Petroleum, Inc.	10.125%		1/15/2028		6,182	5,937,873
Matador Resources Co.	5.875%		9/15/2026		6,125	5,971,875
SM Energy Co.	5.625%		6/1/2025		6,150	5,701,573
Total						38,017,684

Gaming 2.54%
Buena Vista Gaming Authority†	13.00%		4/1/2023		4,898	5,286,779
Full House Resorts, Inc.†	8.25%		2/15/2028		6,041	6,450,580
Total						11,737,359

Gas Distribution 0.96%
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078		5,532	4,449,360

Investments & Miscellaneous Financial Services 2.90%
Advisor Group Holdings, Inc.†	10.75%		8/1/2027		5,050	5,666,428
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%		9/15/2024		8,048	7,703,322
Total						13,369,750

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Media: Content 1.30%
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%	8/15/2026		$4,250	$3,065,312
Diamond Sports Group LLC/Diamond Sports Finance Co.†	6.625%	8/15/2027		5,600	2,919,000
Total					5,984,312

Media: Diversified 1.41%
National CineMedia LLC†	5.875%	4/15/2028		7,000	6,527,500

Oil Field Equipment & Services 4.02%
Nabors Industries, Inc.	5.75%	2/1/2025		3,000	2,232,225
Nabors Industries, Inc.†	9.00%	2/1/2025		5,001	5,151,030
Oceaneering International, Inc.	4.65%	11/15/2024		5,472	5,291,452
Oceaneering International, Inc.	6.00%	2/1/2028		28	26,839
Precision Drilling Corp. (Canada)†(d)	7.125%	1/15/2026		4,586	4,461,421
Precision Drilling Corp. (Canada)(d)	7.75%	12/15/2023		1,414	1,421,954
Total					18,584,921

Real Estate 1.24%
Vivion Investments Sarl(b)	3.00%	8/8/2024	EUR	5,000	5,721,897

Real Estate Development & Management 0.83%
Kaisa Group Holdings Ltd. (China)(d)	9.375%	6/30/2024		$3,968	3,818,941

Recreation & Travel 2.32%
Carnival Corp.†	7.625%	3/1/2026		1,750	1,882,212
Carnival Corp.†	10.50%	2/1/2026		3,600	4,239,000
eDreams ODIGEO SA(b)	5.50%	9/1/2023	EUR	4,000	4,581,270
Total					10,702,482

Software/Services 0.89%
Veritas US, Inc./Veritas Bermuda Ltd.†	10.50%	2/1/2024		$4,000	4,105,000

Specialty Retail 2.14%
Party City Holdings, Inc.†	6.625%	8/1/2026		8,062	7,034,095
Party City Holdings, Inc.†	8.75%	2/15/2026		500	515,938
Signet UK Finance plc (United Kingdom)(d)	4.70%	6/15/2024		2,340	2,326,299
Total					9,876,332

Support: Services 1.35%
Ahern Rentals, Inc.†	7.375%	5/15/2023		4,369	3,945,753
Promontoria Holding 264 BV(b)	6.75%	8/15/2023	EUR	2,000	2,269,468
Total					6,215,221

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Transportation: Infrastructure/Services 0.97%
Promontoria Holding 264 BV†(b)	6.75%		8/15/2023	EUR	3,960	$4,493,546
Total Corporate Bonds (cost $183,869,648)						199,271,517

FLOATING RATE LOANS(f) 12.51%

Aerospace/Defense 0.00%
Alloy Finco Limited USD Holdco Term Loan PIK 13.50% (Jersey)(d)	0.50%		3/6/2025		$19	11,951	(g)

Beverages 1.66%
Miller’s Ale House, Inc. 2018 Term Loan	4.856% - 7.00% (1 Mo. LIBOR + 4.75%) (Prime + 3.75%)		5/30/2025		7,995	7,642,052

Entertainment 0.63%
ECL Entertainment, LLC Term Loan	–	(h)	3/31/2028		2,934	2,905,041

Gaming 1.68%
Spectacle Gary Holdings LLC Delayed Draw Term Loan	11.00% (3 Mo. LIBOR + 9.00%)		12/23/2025		480	525,429
Spectacle Gary Holdings LLC Term Loan B	11.00% (3 Mo. LIBOR + 9.00%)		12/23/2025		6,622	7,250,938
Total						7,776,367

Health Services 0.90%
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	5.609% (1 Mo. LIBOR + 5.50%)		10/1/2025		4,200	4,156,360

Metals/Mining (Excluding Steel) 2.31%
Alpha Metallurgical Resources, Inc. 2019 Term Loan	–	(h)	6/14/2024		13,000	10,670,790

Oil Field Equipment & Services 0.95%
Ulterra Drilling Technologies, LP Term Loan B	5.359% (1 Mo. LIBOR + 5.25%)		11/26/2025		4,994	4,394,906

Oil Refining & Marketing 0.85%
CITGO Holding Inc. 2019 Term Loan B	8.00% (3 Mo. LIBOR + 7.00%)		8/1/2023		4,079	3,934,529

Pharmaceuticals 0.85%
Canopy Growth CorporationTerm Loan (Canada)(d)	–	(h)	3/18/2026		3,663	3,910,281

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Recreation & Travel 0.22%
United PF Holdings, LLC 2019 2nd Lien Term Loan	8.703% (3 Mo. LIBOR + 8.50%)		12/30/2027	$1,000	$1,010,000	(g)

Specialty Retail 0.05%
Chinos Intermediate Holdings A, Inc. Exit Term Loan	11.00% (2 Mo. LIBOR + 10.00%)		9/10/2027	233	244,369

Steel Producers/Products 0.16%
Jindal Steel and Power Limited Term Loan (india)(d)	3.95% (3 Mo. LIBOR + 2.95%)		3/31/2022	784	738,260

Support: Services 2.25%
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	8.484% (3 Mo. LIBOR + 8.25%)		4/10/2026	4,430	4,504,974
KUEHG Corp. 2017 2nd Lien Term Loan	9.25% (3 Mo. LIBOR + 8.25%)		8/22/2025	6,090	5,884,463
Total					10,389,437
Total Floating Rate Loans (cost $56,534,676)					57,784,343

FOREIGN GOVERNMENT OBLIGATION 0.94%

Sri Lanka
Republic of Sri Lanka†(d) (cost $4,098,499)	5.875%		7/25/2022	5,500	4,331,250

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.26%
Bancorp Commercial Mortgage Trust 2019-CRE6 G†	8.456% (1 Mo. LIBOR + 8.35%)	#	9/15/2036	1,000	958,191
BX Trust 2018-GW MZ†	5.594% (1 Mo. LIBOR + 5.49%)	#	5/15/2037	4,000	3,710,611	(a)
CF Trust 2019-BOSS B1A†	13.00% (1 Mo. LIBOR + 11.50%)	#	12/15/2021	1,100	772,789	(a)
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(c)	4/15/2049	5,000	3,546,243
Commercial Mortgage Pass-Through Certificates 2015-DC1 D†	4.308%	#(c)	2/10/2048	5,000	3,555,858
GS Mortgage Securities Corp. Trust 2021-RENT G†	5.811% (1 Mo. LIBOR + 5.70%)	#	11/21/2023	8,300	8,340,238

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust 2013-GC12 E†	3.25%		6/10/2046	$5,400	$4,281,899
JP Morgan Chase Commercial Mortgage Securities Trust 2021-1440†	4.956% (1 Mo. LIBOR + 4.85%)	#	3/15/2036	6,025	6,052,357
JPMorgan Chase Commercial Mortgage Securities Trust	0.413%		9/15/2029	85,464	128	(i)
JPMorgan Chase Commercial Mortgage Securities Trust	11.00%		9/15/2029	850	766,289	(a)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.805%	#(c)	6/10/2027	615	91,340
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.009%	#(c)	10/5/2031	6,694	6,487,537
Laurel Road Prime Student Loan Trust 2019-A R†	Zero Coupon		10/25/2048	8,568	1,046,016
Natixis Commercial Mortgage Securities Trust 2019-1776 XBCP†	Zero Coupon	#(c)	10/15/2036	114,352	50,315
Palisades Center Trust 2016-PLSD A†	2.713%		4/13/2033	3,200	3,004,343
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	225	108,000
Total Non-Agency Commercial Mortgage-Backed Securities (cost $40,240,638)					42,772,154

	Dividend Rate	Shares (000)
PREFERRED STOCKS 0.21%

Transportation: Infrastructure/Services
ACBL Holdings Corp. Series A	Zero Coupon	16	445,610	(i)
ACBL Holdings Corp. Series B	Zero Coupon	16	548,240	(i)
Total Preferred Stocks (cost $802,375)			993,850
Total Long-Term Investments (cost $419,010,593)			443,835,570

	Interest Rate	Maturity Date	Principal Amount (000)

SHORT-TERM INVESTMENTS 7.24%

COMMERCIAL PAPER 0.19%

Automotive
General Motors Financial Co., Inc. (cost $902,000)	0.284%	4/1/2021	$902	902,000

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 7.05%
Repurchase Agreement dated 3/31/2021, 0.00% due 4/1/2021 with Fixed Income Clearing Corp. collateralized by $28,022,800 of U.S. Treasury Note at 0.75% due 03/31/2026; $4,780,100 of U.S. Treasury Bond at 3.00% due 11/15/2045 value: $33,226,378; proceeds: $32,574,866 (cost $32,574,866)			$32,575	$32,574,866
Total Short-Term Investments (cost $33,476,866)				33,476,866
Total Investments in Securities 103.35% (cost $452,487,459)				477,312,436
Liabilities in Excess of Other Assets(j) (3.35%)				(15,477,782)
Net Assets 100.00%				$461,834,654

CAD	Canadian dollar.
EUR	Euro.
GBP	British pound.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2021, the total value of Rule 144A securities was $287,374,178, which represents 62.22% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2021.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(d)	Foreign security traded in U.S. dollars.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2021.
(g)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(h)	Interest rate to be determined.
(i)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(j)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and swap contracts as follows:

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

March 31, 2021

Credit Default Swaps on Indexes - Sell Protection at March 31, 2021(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly	)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX NA.BBB-9	Citibank	3.00%		9/17/2058	$5,375,000	$4,782,067	$(1,194,432)	$601,499	$(592,933)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $601,499. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at March 31, 2021:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Canadian dollar	Buy	Bank of America	4/20/2021	479,000	$376,266	$381,175	$4,909
Canadian dollar	Buy	Toronto Dominion Bank	4/20/2021	1,100,000	873,864	875,350	1,486
British pound	Sell	State Street Bank and Trust	6/8/2021	3,932,000	5,463,444	5,421,655	41,789
Euro	Sell	Bank of America	6/4/2021	21,425,000	25,956,816	25,156,076	800,740
Euro	Sell	State Street Bank and Trust	6/4/2021	490,000	587,759	575,332	12,427
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$861,351

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Euro	Buy	Barclays Bank plc	6/4/2021	4,130,000	$4,923,433	$4,849,223	$(74,210)
Euro	Buy	State Street Bank and Trust	6/4/2021	2,994,000	3,570,854	3,515,393	(55,461)
Canadian dollar	Sell	Bank of America	4/20/2021	1,303,000	1,026,084	1,036,892	(10,808)
Canadian dollar	Sell	Morgan Stanley	4/20/2021	12,132,000	9,531,516	9,654,310	(122,794)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(263,273)

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2021

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Automobiles	$–	$4,279,200	$6,194,823	$10,474,023
Other	–	43,221,544	14,427,101	57,648,645
Remaining Industries	–	6,675,712	–	6,675,712
Common Stocks
Transportation: Infrastructure/Services	–	–	87,100	87,100
Remaining Industries	–	1,188,078	–	1,188,078
Convertible Bonds	–	62584,195	–	62584,195
Corporate Bonds	–	199,296,220	–	199,296,220
Floating Rate Loans
Aerospace/Defense	–	–	11,951	11,951
Recreation & Travel	–	–	1,010,000	1,010,000
Remaining Industries	–	56,762,392	–	56,762,392
Foreign Government Obligation	–	4,331,250	–	4,331,250
Non-Agency Commercial Mortgage-Backed Securities	–	37,522,337	5,249,817	42,772,154
Preferred Stocks	–	–	993,850	993,850
Short-Term Investments
Commercial Paper	–	902,000	–	902,000
Repurchase Agreement	–	32,574,866	–	32,574,866
Total	$–	$449,337,794	$27,974,642	$477,312,436
Other Financial Instruments
Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(592,933)	–	(592,933)
Forward Foreign Currency Exchange Contracts
Assets	–	861,351	–	861,351
Liabilities	–	(263,273)	–	(263,273)
Total	$–	$5,145	$–	$5,145

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(concluded)

March 31, 2021

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

				Non-Agency
				Commercial
				Mortgage-
	Asset-Backed	Common	Floating	Backed	Preferred
Investment Type	Securities	Stocks	Rate Loans	Securities	Stocks
Balance as of January 1, 2021	$7,639,394	$87,100	$9,145,445	$1,694,199	$993,850
Accrued Discounts (Premiums)	(1,874)	–	7,618	(12,873)	–
Realized Gain (Loss)	7,498	–	–	–	–
Change in Unrealized Appreciation (Depreciation)	164,811	–	125,057	(88,580)	–
Purchases	9,518,250	–	19,276	–	–
Sales	(124,224)	–	–	–	–
Transfers into Level 3	3,418,069	–	–	3,657,071	–
Transfers out of Level 3	–	–	(8,275,445)	–	–
Balance as of March 31, 2021	$20,621,924	$87,100	$1,021,951	$5,249,817	$993,850
Change in unrealized appreciation/depreciation for the period ended March 31, 2021, related to Level 3 investments held at March 31, 2021	$170,852	$–	$125,057	$(88,580)	$–

12	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Credit Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company that continuously offers its common shares (the “Shares”) and is operated as an interval fund. The Fund was organized as a Delaware statutory trust on September 18, 2018. The Fund had a sale to Lord Abbett and Co. LLC (Lord Abbett) of 10,000 shares of common stock for $100,000 ($10.00 per share). The Fund commenced operations on February 15, 2019.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

13

Notes to Schedule of Investments (unaudited)(concluded)

(b)	Fair Value Measurements– Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of March 31, 2021 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

14

QPHR-CREDIT-1Q

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